Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Assets:
Precious metals		$ 5,971	$ 3,687	$ 2,540
Trading assets
Loans		7,841	8,048	7,649
Securities		118,302	126,019	119,912
Other		2,844	2,641	2,166
Derivative financial instruments
Derivative Financial Assets		47,937	48,035	44,379
Liabilities:
Deposits	[1]	945,843	966,049	943,849
Financial liabilities designated at fair value through profit or loss		39,127	39,594	36,341
Obligations related to securities sold short		36,543	34,855	35,042
Derivative financial instruments
Derivative Financial Liabilities		61,933	59,847	51,260
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	5,971	3,687	2,540
Trading assets
Assets		128,987	136,708	129,727
Investment securities
Investment securities	[3]	127,837	124,525	123,420
Derivative financial instruments
Derivative Financial Assets		47,937	48,035	44,379
Liabilities:
Deposits	[4]	191	178	193
Financial liabilities designated at fair value through profit or loss		39,127	39,594	36,341
Obligations related to securities sold short		36,543	34,855	35,042
Derivative financial instruments
Derivative Financial Liabilities		61,933	59,847	51,260
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,841	8,048	7,649
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		15,933	14,008	14,971
Investment securities
Investment securities	[3]	22,150	21,230	21,540
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		10,305	10,299	8,413
Investment securities
Investment securities	[3]	22,014	19,228	17,525
Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		9,155	10,826	15,050
Investment securities
Investment securities	[3]	49,521	48,301	46,376
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Loans		11,278
Securities			10,627	10,354
Investment securities
Investment securities	[3]	28,355	29,718	29,286
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,543	12,086	11,934
Investment securities
Investment securities	[3]	3,472	3,682	3,527
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		61,088	68,173	59,190
Investment securities
Investment securities	[3]	2,325	2,366	5,166
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,844	2,641	2,166
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		10,990	12,212	11,584
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		29,170	29,262	26,004
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,379	4,277	4,507
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		358	175	182
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,040	2,109	2,102
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,874	18,910	17,908
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		32,294	31,870	25,900
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		7,922	5,642	4,845
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		22	29	47
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,821	3,396	2,560
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		95,353	101,467	96,950
Investment securities
Investment securities	[3]	76,909	67,366	72,617
Derivative financial instruments
Derivative Financial Assets		232	118	150
Liabilities:
Obligations related to securities sold short		30,477	29,021	30,721
Derivative financial instruments
Derivative Financial Liabilities		506	230	139
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		13,415	11,241	11,229
Investment securities
Investment securities	[3]	14,649	13,774	12,739
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		7,416	7,029	6,228
Investment securities
Investment securities	[3]	15,736	10,989	12,823
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		9,155	10,826	15,050
Investment securities
Investment securities	[3]	42,374	41,079	39,999
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Loans		1,436
Securities			131	422
Investment securities
Investment securities	[3]	3,861	1,310	3,940
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		3,156	4,152	4,940
Investment securities
Investment securities	[3]	194	135	133
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		60,775	68,088	59,081
Investment securities
Investment securities	[3]	95	79	2,983
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		232	118	150
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		506	230	139
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	5,971	3,687	2,540
Trading assets
Assets		33,625	35,231	32,752
Investment securities
Investment securities	[3]	48,940	55,147	48,902
Derivative financial instruments
Derivative Financial Assets		47,649	47,852	44,176
Liabilities:
Deposits	[4]	191	178	193
Financial liabilities designated at fair value through profit or loss		39,127	39,594	36,341
Obligations related to securities sold short		6,066	5,834	4,319
Derivative financial instruments
Derivative Financial Liabilities		61,363	59,572	51,078
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,840	8,048	7,649
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		2,518	2,767	3,742
Investment securities
Investment securities	[3]	7,501	7,456	8,801
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		2,889	3,270	2,185
Investment securities
Investment securities	[3]	6,278	8,239	4,702
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	7,147	7,222	6,377
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		9,842	10,496	9,932
Investment securities
Investment securities	[3]	24,494	28,408	25,346
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		7,387	7,934	6,990
Investment securities
Investment securities	[3]	3,243	3,513	3,359
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		305	75	88
Investment securities
Investment securities	[3]	277	309	317
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,844	2,641	2,166
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		10,988	12,212	11,584
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		29,169	29,262	26,004
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,102	4,101	4,313
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		357	174	180
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,033	2,103	2,095
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,861	18,887	17,895
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		32,294	31,870	25,900
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		7,378	5,400	4,687
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		22	28	46
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,808	3,387	2,550
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		9	10	25
Investment securities
Investment securities	[3]	1,988	2,012	1,901
Derivative financial instruments
Derivative Financial Assets		56	65	53
Liabilities:
Obligations related to securities sold short				2
Derivative financial instruments
Derivative Financial Liabilities		64	45	43
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		1
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities				4
Investment securities
Investment securities	[3]	35	34	35
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		8	10	21
Investment securities
Investment securities	[3]	1,953	1,978	1,866
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		45	58	44
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1	1	2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		7	6	7
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13	23	13
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		38	12	19
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities			1	1
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 13	$ 9	$ 10

[1]	Deposits denominated in U.S. dollars amount to $293,366 (January 31, 2025 – $309,983 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,184 (January 31, 2025 – $20,198; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $33,975 (January 31, 2025 – $34,709; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $114,253 (January 31, 2025 – $115,267; October 31, 2024 – $109,683).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[3]	Excludes debt investment securities measured at amortized cost of $26,454 (January 31, 2025 – $28,494).
[4]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.